RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the supplement for VanEck Vectors Gulf States Index ETF and VanEck Vectors Indonesia Small-Cap ETF that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 8, 2016 (Accession No. 0000930413-16-008133), which is incorporated herein by reference.